U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.       Name and address of issuer:   Keystone State Tax Free Fund
                                       200 Berkeley Street
                                       Boston, MA  02116

2.       Name of each series or class of funds for which this notice is filed:
                  Keystone Florida Tax Free Fund
                  Keystone Massachusetts Tax Free Fund
                  Keystone New York Tax Free Fund
                  Keystone Pennsylvania Tax Free Fund
                       Shares of beneficial interest, no par value
                       Class A, B and C shares

3.       Investment Company Act File Number: 811-6181

         Securities Act File Number: 33-37131

4.       Last day of fiscal year for which this notice is filed:

                  March 31, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year, but before termination of the issuer's 24f-2 declaration:

                  Not applicable

6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable:

                  Not applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                    0
               $    0

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

                   699,269
               $ 7,272,398

9. Number and aggregate sale price of securities sold during the fiscal year:

                 2,085,535
               $21,513,726

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                 1,386,266
               $14,241,328

11: Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                   437,795
               $ 4,582,587

12.      Calculation of registration fee:

          (i)      Aggregate sale price of
                   securities sold during
                   the fiscal year in reliance
                   on Rule 24f-2 (from Item 10):          $ 14,241,328
                                                          ------------

         (ii)      Aggregate price of shares
                   issued in connection with
                   dividend reinvestment plans
                   (from Item 11, if applicable):         +  4,582,587
                                                          ------------

       (iii)       Aggregate price of shares
                   redeemed or repurchased
                   during the fiscal year (if
                   applicable):                          -$ 47,583,109
                                                         -------------

         (iv)      Aggregate   price  of  shares
                   redeemed  or  repurchased  and
                   previously  applied as a reduction
                   to filing fees pursuant to Rule 24e-2
                   (if applicable):                      +           0
                                                         -------------

         (v)       Net aggregate  price of securities
                   sold and issued during the fiscal
                   year in  reliance  on Rule 24f-2
                   [line (i),  plus line (ii), less
                   line (iii), plus line (iv)]
                   (if applicable):                      $           0
                                                         -------------

         (vi)      Multiplier prescribed by
                   Section 6(b) of the Securities
                   Act of 1933 or other applicable
                   law or regulation                     x      1/3300
                                                         -------------

         (vii)     Fee due [line (i) or line
                   (v) multiplied by line (vi)]          $           0
                                                         -------------


13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                           Not applicable

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                           Not applicable

                                   SIGNATURES


This report has been signed below by the following persons on behalf of Keystone State Tax Free Fund and in the capacities and on the dates indicated.



         By (Signature and Title):           /s/ John J. Pileggi
                                             --------------------
                                             President



         Date: May 28, 1997

                                                 May 28, 1997



Keystone State Tax Free Fund
200 Berkeley Street
Boston, Massachusetts  02116-5034

Ladies and Gentlemen:

         I am a Senior Counsel to Keystone Investment Management Company, investment adviser to Keystone State Tax Free Fund (the "Trust"). You have asked for my opinion with respect to the issuance of 1,386,266 additional shares of the Trust, under the Trust's Declaration of Trust, as amended (the "Declaration of Trust"), and pursuant to the Trust's indefinite registration of such shares under Rule 24f-2 under the 1940 Act. The Trust is filing its Form 24f-2 to which this opinion is appended to make the issuance of such shares definite in number for its fiscal year ended March 31, 1997.

         To my knowledge, a Prospectus is on file with the Securities and Exchange Commission as part of Post-Effective Amendment No. 11 to the Trust's Registration Statement under the Securities Act of 1933, as amended, covering the public offering and sale of the Trust's shares for the period during which such shares were issued.

         In my opinion,  such shares,  if issued and sold in accordance with the
Declaration  of  Trust,  By-Laws,  as  amended  (the  "Bylaws"),   and  offering
Prospectus, were legally issued, fully paid, and nonassessable by the Trust, entitling the holders thereof to the rights set forth in the Declaration Trust and By-Laws and subject to the limitations stated therein.

         My opinion is based upon my examination of the Declaration of Trust; a review of the minutes of the Trusts's Board of Trustees, signed by the Secretary of the Trust, authorizing the registration of shares pursuant to Rule 24f-2 under the 1940 Act and the issuance of such additional shares; and the Trust's Prospectus. In my examination of such documents, I have assumed the genuineness of all signatures and the conformity of copies to originals.

         I hereby consent to the use of this opinion in connect with the Trust's Form 24f-2 making definite the number of such additional shares issued.


                                                 Sincerely yours,

                                                 /s/ Rosemary D. Van Antwerp

                                                 Rosemary D. Van Antwerp
                                                 Senior Counsel